Deferred Costs	12 Months Ended
Dec. 31, 2012
Deferred Costs

NOTE 4—DEFERRED COSTS

During 2010 and 2009, the Company paid lender protection insurance premiums which were capitalized and are being amortized over the life of the loans using the effective interest method. The balance of costs related to lender protection insurance premium included in deferred costs in the accompanying balance sheet at December 31, 2012 and 2011 was zero and approximately $1.1 million, respectively. The state surplus taxes on the lender protection insurance premiums are 3.6% to 4.0% of the premiums paid. These costs were also capitalized and amortized over the life of the loans using the effective interest method. The balance of costs related to state surplus taxes included in deferred costs in the accompanying balance sheets at December 31, 2012 and 2011 was zero and approximately $498,000, respectively.

During 2010 and 2009, the Company paid loan closing fees related to the closing of certain financing agreements. These costs were being capitalized and amortized over the life of the credit facilities using the effective interest method. The balance of costs related to securing credit facilities included in deferred costs in the accompanying balance sheet at December 31, 2012 and 2011 was approximately $7,000 and $301,000, respectively.